Share Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Based Compensation

16. SHARE BASED COMPENSATION

Grant of fully vested GTI ordinary shares to directors of the Company

On November 11, 2017, GTI issued 352,500 fully vested ordinary shares to certain directors of the company in recognition of their past services to the Company. Accordingly, the Company recorded share-based compensation expense on the date of issuance of these shares of RMB38,048,000 which was recorded in general and administrative expenses for the year ended December 31, 2017.

2018 Share Incentive Plan

In January 2018, the Group adopted the 2018 Share Incentive Plan which allows the Group to offer incentive awards to employees, directors and consultants (the “Participants”). Under the 2018 Share Incentive Plan, the Group may issue incentive awards to the Participants to purchase not more than 9,000,000 Class A ordinary shares. The incentive awards granted under the Share Incentive Plans typically have a maximum life of six years and vest in typical ways as vest ratably over the following four years starting after the first/second/third anniversary of the stated vesting commencement date.

As of December 31, 2020, the Group had granted 1,829,000 options. There are no options granted during the year ended December 31, 2020.

Share-based compensation expense of RMB16,108,950, RMB27,676,666 and RMB232,558 (USD35,641) was recognized in general and administrative expenses for the years ended December 31, 2018, 2019 and 2020. During the year ended December 31, 2019, cash used to settle the related share-based compensation is RMB1,186,271.

For options granted during the years ended December 31, 2018 and 2019, the weighted-average grant date fair value for options granted was USD5.54 and USD3.57 computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third-party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The fair value of share options was estimated using the following significant assumptions:

	Granted in 2018	Granted in 2019
Risk-free interest rate	2.42%	1.60%-2.60%
Volatility	34.00%	35.66%-37.98%
Dividend yield	-	2.5%
Life of option	6 years	6 years

The aggregate grant date fair value of the outstanding options was determined to be RMB60,525,042, RMB39,628,188 and RMB35,828,331 (USD5,490,932) as of December 31, 2018, 2019 and 2020, respectively and such amount shall be recognized as compensation expenses using the accelerate method for all employee share options granted. The total fair value of share options vested during the years ended December 31, 2018, 2019 and 2020 were RMB5,431,798, RMB11,316,415 and RMB8,610,259 (USD1,319,580).

As of December 31, 2018, 2019 and 2020, there was RMB42,791,057, RMB12,314,260 and RMB3,405,695 (USD521,946) in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 3.11, 2.58 and 1.34 years.

16. SHARE BASED COMPENSATION (CONTINUED)

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		USD	Years	USD
Share options outstanding at December 31, 2019	1,022,000	12.28	3.96	-
Granted	-	N/A
Exercised	-	N/A
Forfeited	(14,000)	12.57
Expired	(17,000)	12.00
Share options outstanding at December 31, 2020	991,000	12.27	3.13	1,257,200
Vested and expected to vest at December 31, 2020	991,000	12.27	3.13	1,257,200
Exercisable as of December 31, 2020	497,750	12.27	3.12	631,750